Condensed Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		50 Months Ended	56 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Mar. 31, 2012
Cash Flows Used In Operating Activities:
Net Loss	$ (1,159,030)	$ (18,108,759)	$ (19,130,616)	$ (64,822)	$ (19,594,057)	$ (20,753,087)
Adjustments to reconcile net loss to net cash used in operations
Common stock issued for services	5,500	0	27,500	0	28,000	33,500
Common stock issued for intellectual property	0	17,644,999	17,644,999	0	17,644,999	17,644,999
Beneficial conversion feature in stock conversion	0	50,000	50,000	0	50,000	50,000
In-kind contribution of services	0	289,600	289,600	5,200	305,900	305,900
In-kind contribution of interest	0	12,824	12,824	25,506	54,448	54,448
Compensation expense on stock options	216,059	0	0	0	0	216,059
Depreciation and amortization expense	1,148	489	1,312	982	3,848	4,996
Impairment of inventory	58,935	0	58,935	0	58,935	0
Changes in operating assets and liabilities:
Increase in accounts receivable	(48,142)	0	0	0	0	(48,142)
Increase in inventory	(58,935)	0	(58,935)	0	(58,935)	0
Decrease in prepaid	5,938	0	(28,873)	0	(28,873)	(22,935)
Increase in employee advances	(3,321)	0	(5,583)	0	(5,583)	(8,904)
Decrease in accounts payable and accrued expenses	(61,089)	60,470	156,986	555	167,776	106,687
Increase in accounts payable - related parties	2,117		0	0	0	2,117
Decrease in deferred revenue	(40,000)	0	40,000	0	40,000	0
Net Cash Used In Operating Activities	(1,080,820)	(50,377)	(941,851)	(32,579)	(1,333,542)	(2,414,362)
Cash Flows Used in Investing Activities:
Purchase of Fixed Assets	(680)	0	(5,409)	0	(10,318)	(10,998)
Net Cash Used In Investing Activities	(680)	0	(5,409)	0	(10,318)	(10,998)
Cash Flows From Financing Activities:
Proceeds from loan payable	0	0	0	0	325,750	325,750
Proceeds from convertible note payabe	0	50,000	50,000	0	50,000	50,000
Repayments of loan payable	0	0	(285,750)	0	(325,750)	(325,750)
Purchase of treasury stock	0	0	0	0	(93,000)	(93,000)
Proceeds from issuance of common stock, net of offering costs	85,000	962	3,300,937	32,500	3,504,787	3,589,787
Net Cash Provided by Financing Activities	85,000	50,962	3,065,187	32,500	3,461,787	3,546,787
Net (Decrease) in Cash	(996,500)	585	2,117,927	(79)	2,117,927	1,121,427
Cash at Beginning of Year/Period	2,117,927	0	0	79	0	0
Cash at End of Year/Period	1,121,427	585	2,117,927	0	2,117,927	1,121,427
Supplemental disclosure of cash flow information:
Cash paid for interest	60	0	1,750	0	1,750	1,810
Cash paid for taxes	0	0	0	0	127	127
Supplemental disclosure of non-cash investing and financing activities:
Stock issued in exchange for subscription receivable	$ 1,525,000	$ 100,000	$ 0	$ 0	$ 0	$ 1,625,000